RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of restatement of warrants in financial statements

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of July 16, 2020 (audited)
Warrant Liability	$—	$54,988,834	$54,988,834
Class A Common Stock Subject to Possible Redemption	695,806,610	(54,988,834)	640,817,776
Class A Common Stock	287	550	837
Additional Paid-in Capital	5,019,473	2,686,814	7,706,287
Accumulated Deficit	(21,169)	(2,687,365)	(2,708,534)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$57,117,434	$57,117,434
Class A Common Stock Subject to Possible Redemption	695,756,921	(57,117,434)	638,639,487
Class A Common Stock	288	571	859
Additional Paid-in Capital	5,069,161	4,815,393	9,884,554
Accumulated Deficit	(71,254)	(4,815,964)	(4,887,218)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$78,048,668	$78,048,668
Class A Common Stock Subject to Possible Redemption	695,703,020	(78,048,664)	617,654,356
Common Stock	290	780	1,070
Additional Paid-in Capital	5,123,060	25,746,415	30,869,475
Accumulated Deficit	(125,151)	(25,747,199)	(25,872,350)
Stockholders’ Equity	5,000,010	(4)	5,000,006

Statement of Operations for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Formation and operational costs	(149,341)	(2,687,365)	(2,836,706)
Change in fair value of warrant liability	$—	$(2,128,600)	$(2,128,600)
Net loss	(71,254)	(4,815,964)	(4,887,218)
Weighted average shares outstanding, Common stock subject to possible redemption			64,081,778
Basic and diluted net income per share, Common stock subject to possible redemption		—	0.00
Weighted average shares outstanding, Common stock	17,406,749	1,741,313	19,148,062
Basic and diluted net loss per share, Common stock	(0.01)	(0.12)	(0.13)

Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	(341,627)	(2,687,365)	(3,028,992)
Change in fair value of warrant liability	$—	$(23,059,834)	$(23,059,834)
Net loss	(125,151)	(25,747,199)	(25,872,350)
Weighted average shares outstanding, Common stock subject to possible redemption			63,958,721
Basic and diluted net income per share, Common stock subject to possible redemption			0.00
Weighted average shares outstanding, Common stock	18,400,891	2,841,382	21,242,273
Basic and diluted net loss per share, Common stock	(0.02)	(1.21)	(1.23)
Cash Flow Statement for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(71,254)	(4,815,964)	(4,887,218)
Non-cash compensation expense related to private placement warrants	—	566,333	566,333
Allocation of initial public offering costs to derivative liability	—	2,121,032	2,121,032
Change in fair value of warrant liability	—	2,128,600	2,128,600
Initial classification of warrant liability	—	54,988,834	54,988,834
Initial classification of common stock subject to possible redemption	695,806,610	(54,988,834)	640,817,776
Change in value of common stock subject to possible redemption	(49,689)	(2,128,600)	(2,178,289)

Cash Flow Statement for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(125,151)	$(25,747,199)	$(25,872,350)
Non-cash compensation expense related to private placement warrants	—	566,333	566,333
Allocation of initial public offering costs to derivative liability	—	2,121,032	2,121,032
Change in fair value of warrant liability	—	23,059,834	23,059,834
Initial classification of warrant liability	—	54,988,834	54,988,834
Initial classification of common stock subject to possible redemption	695,806,610	(54,988,834)	640,817,776
Change in value of common stock subject to possible redemption	(103,590)	(23,059,830)	(23,163,420)

Micromidas, Inc.
Schedule of Condensed Financial Statements

The following tables summarize the adjustments to the specific line items presented in the Company’s consolidated financial statements:

	December 31, 2020 (As previously reported)	Effect of restatement	December 31, 2020 (As restated)
Consolidated balance sheet as of December 31, 2020
Redeemable convertible preferred stock, Series A, $0.0001 par value, 15,500,000 shares authorized; 13,204,284 issued and outstanding, redemption value of $35,959,227 as of March 31, 2021 and December 31, 2020, respectively	$1,320	$31,476,242	$31,477,562
Redeemable convertible preferred stock, Series B, $0.0001 par value, 7,000,000 shares authorized; 6,275,704 issued and outstanding, redemption value of $46,979,920 as of March 31, 2021 and December 31, 2020, respectively	628	41,125,693	41,125,321
Redeemable convertible preferred stock, Series C, $0.0001 par value, 6,800,000 shares authorized; 1,590,675 issued and outstanding redemption value of $23,499,996 as of March 31, 2021 and December 31, 2020, respectively	159	23,379,821	23,379,980
Total redeemable convertible preferred stock	2,107	95,980,756	95,982,863
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)

	December 31, 2020 (As previously reported)	Effect of restatement	December 31, 2020 (As restated)
Consolidated statement of redeemable convertible preferred stock and stockholders’ deficit as of December 31, 2020
Redeemable convertible preferred stock, Series A	$1,320	$31,476,242	$31,477,562
Redeemable convertible preferred stock, Series B	628	41,125,321	41,125,321
Redeemable convertible preferred stock, Series C	159	23,379,980	23,379,980
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)

The following tables summarize the adjustments to the specific line items presented in the Company’s consolidated financial statements:

	December 31, 2019 as Previously Reported	Effect of Restatement	December 31, 2019 as Restated
Consolidated balance sheet as of December 31, 2019
Redeemable convertible preferred stock, Series A, $0.0001 par value, 15,500,000 shares authorized; 13,204,284 issued and outstanding, redemption value of $35,959,227 as of December 31, 2020 and 2019, respectively	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B, $0.0001 par value, 7,000,000 shares authorized; 6,275,704 issued and outstanding redemption value of $46,979,920 as of December 31, 2020 and 2019, respectively	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C, $0.0001 par value, 6,800,000 shares authorized; 1,590,675 issued and outstanding redemption value of $23,499,996 as of December 31, 2020 and 2019, respectively	159	23,379,821	23,379,980
Total redeemable convertible preferred stock	—	95,982,863	95,982,863
Additional paid-in capital	96,992,034	(95,980,756)	1,011,278
Total stockholders’ deficit	27,997,315	(95,980,756)	(67,983,441)

Consolidated statement of redeemable convertible preferred stock and stockholders’ deficit as of December 31, 2019
Redeemable convertible preferred stock, Series A	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C	159	23,379,821	23,379,980
Additional paid-in capital	96,992,034	(95,980,756)	1,011,278
Total stockholders’ deficit	27,997,315	(95,980,756)	(67,983,441)

	December 31, 2020 as Previously Reported	Effect of Restatement	December 31, 2020 as Restated
Consolidated balance sheet as of December 31, 2020
Redeemable convertible preferred stock, Series A, $0.0001 par value, 15,500,000 shares authorized; 13,204,284 issued and outstanding, redemption value of $35,959,227 as of December 31, 2020 and 2019, respectively	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B, $0.0001 par value, 7,000,000 shares authorized; 6,275,704 issued and outstanding redemption value of $46,979,920 as of December 31, 2020 and 2019, respectively	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C, $0.0001 par value, 6,800,000 shares authorized; 1,590,675 issued and outstanding redemption value of $23,499,996 as of December 31, 2020 and 2019, respectively	159	23,379,821	23,379,980
Total redeemable convertible preferred stock	—	95,982,863	95,982,863
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)

Consolidated statement of redeemable convertible preferred stock and stockholders’ deficit as of December 31, 2020
Redeemable convertible preferred stock, Series A	1,320	31,476,242	31,477,562
Redeemable convertible preferred stock, Series B	628	41,124,693	41,125,321
Redeemable convertible preferred stock, Series C	159	23,379,821	23,379,980
Additional paid-in capital	98,623,356	(95,980,756)	2,642,600
Total stockholders’ deficit	119,709	(95,980,756)	(95,861,047)